Summary of Significant Accounting Policies - Schedule of balance sheet are reconcile (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule of Balance Sheet are Reconcile [Abstract]
Gross proceeds		$ 189,750,000
Less:
Proceeds allocated to Public Warrants		(4,204,248)
Common stock issuance costs		(7,701,178)
Plus:
Accretion of redeemable common stock	$ 13,802,926	1,877,984
Contingently redeemable common stock	$ 191,647,500	$ 193,525,484